Intangible Assets - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Off set against assets [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized product development expenditure	₨ 8,350.6	₨ 8,717.5	₨ 7,626.7
Other income/(loss) (net) [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized product development expenditure	₨ 1,601.5	₨ 3,845.9	₨ 3,331.1